Document And Entity Information	Nov. 09, 2026
Document Information [Line Items]
Entity, Registrant Name	LOOP INDUSTRIES, INC.
Document, Type	8-K
Document, Period End Date	Nov. 09, 2026
Entity, Incorporation, State or Country Code	NV
Entity, File Number	000-38301
Entity, Tax Identification Number	27-2094706
Entity, Address, Address Line One	480 Fernand-Poitras
Entity, Address, City or Town	Terrebonne
Entity, Address, State or Province	QC
Entity, Address, Country	CA
Entity, Address, Postal Zip Code	J6Y 1Y4
City Area Code	450
Local Phone Number	951-8555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	LOOP
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001504678